UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/13

Item 1.  Reports to Stockholders.

The Collar Fund

Annual Report

April 30, 2013

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

April 30, 2013

Dear Fellow Shareholders:

The Collar FundTM  (COLLX) rose 3.35%  in the twelve months ending April 30, 2013 compared with the iShares Barclay Aggregate Bond index (AGG) which was up 3.60% over the same period.

Collars on the bulk of the COLLX portfolio came due in January 2013 and since have been replaced with new collared stock positions. As of April 30th, COLLX held over 40 stocks and each position was collared with a protective put option and a covered call option, most of which will come due between December 2013 and January 2014.  Our largest holding as of April 30, 2013 was SPY, the S&P 500 Exchange Traded Fund (44% of total portfolio value).  Our two largest economic sectors were Information Technology stocks (20% of total portfolio value) and Consumer Discretionary stocks (17%).  All sector weights were within about 6 percentage points of the S&P 500 sector weights. At the end of April 2013, the portfolio held about 10% in cash.

Fund assets were $22.1 million as of April 30, 2013.  COLLX current management fees are 0.95%, which compares favorably with 1.65%, the 2013 average annual expense for other mutual funds in our Morningstar category.

COLLX as a bond alternative

Even though The Collar Fund is an equity fund, COLLX’s risk may be comparable to a bond index.  For example:

•

The Fund’s monthly standard deviation (a measure of volatility) since the Fund’s  inception in June 2009 is modestly higher than AGG but about 1/4th the S&P 500’s standard deviation.

•

Listed options, which hedge our equity positions, are backed by the Option Clearing Corporation.  The OCC carries the same S&P rating as US. Sovereign debt, indicating our default risk is similar to US Treasuries.

•

COLLX’s correlation since the Fund’s inception in June 2009 is +87% to the S&P 500 but -32% to the AGG.  If interest rates eventually rise, perhaps The Collar Fund will fare better than bonds.

Because of our fund’s bond-like risk and negative correlation to bonds, advisors often position COLLX in their asset allocation as a bond alternative.  Furthermore, Morningstar’s Director of Alternative Fund Research featured COLLX on a bond alternative panel at the 2011 Morningstar Investment Conference.

Rick Santelli on CNBC (March 19, 2013) spoke about recent low bond rates causing substantial unfunded pension liabilities.  According to Santelli, pension fund allocations before 2008 were about 60% stocks/20% bonds but now stock allocations have dropped to 40% and bonds have risen to 30%.  As a result, investors must choose between increasing equity risk or seeking bond alternatives.  We believe The Collar Fund provides an alternative to bonds, especially if interest rates start to rise.

Sincerely,

Joseph M. Schwab

Elizabeth M. Uhl

Thomas J. Schwab

Co-Portfolio Manager

Co-Portfolio Manager

Co-Portfolio Manager

1200-NLD-5/16/2013

The Collar Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception Through April 30, 2013*

Annualized Total Returns as of April 30, 2013

	One Year	Three Year	Since Inception *
The Collar Fund	3.35%	1.42%	2.43%
S&P 500	16.89%	12.80%	17.69%

_______________

* Commencement of operations is June 29, 2009.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 0.97%, per the September 1, 2012, prospectus. For performance information current to the most recent month-end, please call 1-888-5-COLLAR (1-888-526-5527).

 Portfolio Composition as of April 30, 2013

	Percent of Net Assets		Percent of Net Assets
Common Stocks		Financial	3.08%
Equity Funds	44.96%	Utilities	1.30%
Consumer, Cyclical	11.69%	Industrial	0.84%
Consumer, Non-Cyclical	10.07%	Short-Term Investments	7.31%
Technology	7.29%	Purchased Put Options	3.46%
Communications	6.63%	Call Options Written	(6.25)%
Basic Materials	3.63%	Other Assets Less Liabilities	2.82%
Energy	3.17%	Net Assets	100.00%

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2013

Shares	Security	Market Value
	COMMON STOCKS^ - 47.70%
	APPAREL - 1.36%
5,100	Coach, Inc. ++	$ 300,186

	BANKS - 1.90%
9,000	Citigroup, Inc. ++	419,940

	BEVERAGES - 1.33%
5,700	Molson Coors Brewing Co. ++	294,120

	BIOTECHNOLOGY - 1.46%
3,100	Amgen, Inc. ++	323,051

	COAL - 0.90%
9,900	Peabody Energy Corp. ++	198,594

	COMMERCIAL SERVICES - 1.27%
7,700	Paychex, Inc.	280,357

	COMPUTERS - 1.80%
300	Apple, Inc. ++	132,825
7,200	Seagate Technology PLC ++	264,240
		397,065
	ELECTRIC - 1.29%
4,000	Entergy Corp.	284,920

	HEALTHCARE SERVICES - 1.17%
3,500	Humana, Inc. ++	259,385

	HOME BUILDERS - 1.14%
6,700	MDC Holdings, Inc.	251,920

	INTERNET - 5.41%
1,000	Amazon.com, Inc. *	253,810
5,200	Baidu, Inc. - ADR * ++	446,420
2,700	F5 Networks, Inc. * ++	206,361
5,100	SINA Corp * ++	287,232
		1,193,823
	LODGING - 1.20%
4,700	Las Vegas Sands Corp.	264,375

	MACHINERY-CONSTRUCTION & MINING - 0.84%
2,200	Caterpillar, Inc.	186,274

	MEDIA - 1.23%
2,900	Time Warner Cable, Inc.	272,281

See accompanying notes to financial statements.

	The Collar Fund
PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2013

Shares	Security	Market Value
	MINING - 3.63%
7,800	Barrick Gold Corp.	$ 153,738
7,600	Freeport-McMoRan Copper & Gold, Inc. ++	231,268
6,200	Newmont Mining Corp. ++	200,880
3,900	Royal Gold, Inc.	216,762
		802,648
	OIL & GAS - 2.27%
3,200	Apache Corp. ++	236,416
4,800	Devon Energy Corp. ++	264,288
		500,704
	PHARMACEUTICALS - 4.83%
5,600	GlaxoSmithKline PLC	289,184
5,900	Merck & Co., Inc.	277,300
3,300	Onyx Pharmaceuticals, Inc. * ++	312,840
4,900	Teva Pharmaceutical Industries Ltd. ++	187,621
		1,066,945
	REITS - 1.18%
4,500	Equity Residential ++	261,270

	RETAIL - 7.99%
4,300	Bed Bath & Beyond, Inc. * ++	295,840
6,400	Dollar Tree, Inc. * ++	304,384
9,600	Guess?, Inc. ++	265,728
3,400	McDonald's Corp. ++	347,276
4,700	Starbucks Corp. ++	285,948
3,900	Yum! Brands, Inc. ++	265,668
		1,764,844
	SEMICONDUCTORS - 2.12%
7,800	Broadcom Corp.	280,800
9,700	Cirrus Logic, Inc. * ++	187,307
		468,107
	SOFTWARE - 3.38%
9,200	Microsoft Corp. ++	304,520
9,900	Nuance Communications, Inc. * ++	188,496
7,700	Oracle Corp.	252,406
		745,422

	TOTAL COMMON STOCKS	10,536,231
	(Cost $10,567,900)
	EXCHANGE TRADED FUND - 44.96%
	EQUITY FUND - 44.96%
62,200	SPDR S&P 500 ETF Trust (Cost $9,004,259) ++	9,932,096

See accompanying notes to financial statements.

	The Collar Fund
PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2013

Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS - 3.46%
10	Amazon.Com, Inc.	$ 20,110
	Expiration January 2014, Exercise Price $240.00
31	Amgen, Inc.	4,495
	Expiration January 2014, Exercise Price $75.00
32	Apache Corporation	22,720
	Expiration January 2014, Exercise Price $75.00
3	Apple, Inc.	4,410
	Expiration July 2013, Exercise Price $425.00
27	Baidu, Inc. - ADR	30,915
	Expiration January 2014, Exercise Price $87.00
25	Baidu, Inc. - ADR	44,375
	Expiration January 2014, Exercise Price $97.50
78	Barrick Gold Corporation	92,040
	Expiration January 2014, Exercise Price $30.00
43	Bed Bath & Beyond, Inc.	2,709
	Expiration August 2013, Exercise Price $57.50
78	Broadcom Corporation	9,282
	Expiration January 2014, Exercise Price $30.00
22	Caterpillar, Inc.	13,200
	Expiration January 2014, Exercise Price $82.50
97	Cirrus Logic, Inc.	13,289
	Expiration January 2014, Exercise Price $15.00
90	Citigroup, Inc.	540
	Expiration June 2013, Exercise Price $31.00
51	Coach, Inc.	6,579
	Expiration January 2014, Exercise Price $45.00
48	Devon Energy Corp.	14,880
	Expiration January 2014, Exercise Price $50.00
64	Dollar Tree, Inc.	6,720
	Expiration January 2014, Exercise Price $37.50
40	Entergy Corporation	1,200
	Expiration September 2013, Exercise Price $60.00
45	Equity Residential	4,320
	Expiration July 2013, Exercise Price $55.00
27	F5 Networks, Inc.	12,150
	Expiration January 2014, Exercise Price $65.00
76	Freeport-McMoRan Copper & Gold, Inc.	28,120
	Expiration January 2014, Exercise Price $30.00
56	Glaxosmithkline PLC ADR	2,520
	Expiration January 2014, Exercise Price $39.84
96	Guess?, Inc.	17,280
	Expiration January 2014, Exercise Price $23.80
35	Humana, Inc.	16,100
	Expiration January 2014, Exercise Price $67.50
1,121	iShares	81,273
	Expiration December 2013, Exercise Price $60.00

See accompanying notes to financial statements.

	The Collar Fund
PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2013

Contracts **	Security	Market Value
47	Las Vegas Sands Corp.	$ 16,920
	Expiration January 2014, Exercise Price $49.75
34	McDonald's Corp.	136
	Expiration June 2013, Exercise Price $80.00
67	MCD Holdings, Inc.	19,765
	Expiration September 2013, Exercise Price $36.00
59	Merck & Company, Inc.	3,068
	Expiration October 2013, Exercise Price $40.00
92	Microsoft Corporation	3,312
	Expiration January 2014, Exercise Price $25.00
57	Molson Coors Brewing Co.	5,700
	Expiration January 2014, Exercise Price $40.00
62	Newmont Mining Corp.	62,930
	Expiration January 2014, Exercise Price $40.00
99	Nuance Communications, Inc.	14,850
	Expiration January 2014, Exercise Price $17.00
33	Onyx Pharmaceuticals, Inc.	12,540
	Expiration January 2014, Exercise Price $72.50
77	Oracle Corporation	11,550
	Expiration January 2014, Exercise Price $30.00
77	Paychex Incorporated	3,850
	Expiration January 2014, Exercise Price $30.00
99	Peabody Energy Corp.	46,530
	Expiration January 2014, Exercise Price $23.00
39	Royal Gold, Inc.	37,440
	Expiration January 2014, Exercise Price $60.00
72	Seagate Technology PLC	16,992
	Expiration September 2013, Exercise Price $34.00
51	SINA Corp.	21,930
	Expiration January 2014, Exercise Price $47.50
50	SPDR	10,500
	Expiration December 2013, Exercise Price $135.00
47	Starbucks Corporation	7,144
	Expiration January 2014, Exercise Price $50.00
49	Teva Pharmaceuticals Industries Ltd.	3,283
	Expiration June 2013, Exercise Price $37.50
29	Time Warner Cable, Inc.	7,250
	Expiration January 2014, Exercise Price $80.00
39	Yum! Brands, Inc.	9,945
	Expiration January 2014, Exercise Price $60.00
	TOTAL PURCHASED PUT OPTIONS	764,862
	(Cost $1,069,687)

See accompanying notes to financial statements.

	The Collar Fund
PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2013

Shares	Security	Market Value
	SHORT-TERM INVESTMENT - 7.31%
	MONEY MARKET FUND - 7.31%
1,613,539	Dreyfus Treasury Prime Cash Management, 0.00% + (Cost $1,613,539)	1,613,539

	TOTAL INVESTMENTS - 103.43%
	(Cost $22,255,385)	$ 22,846,728
	CALL OPTIONS WRITTEN - (6.25)%	(1,380,004)
	OTHER ASSETS LESS LIABILITIES - 2.82%	622,476
	NET ASSETS - 100.00%	$ 22,089,200

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on April 30, 2013.
++ Securities held as collateral at broker.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (6.25)%
10	Amazon.Com, Inc.	$ 13,250
	Expiration January 2014, Exercise Price $285.00
31	Amgen, Inc.	48,360
	Expiration January 2014, Exercise Price $92.50
32	Apache Corporation	5,600
	Expiration January 2014, Exercise Price $87.50
3	Apple, Inc.	42
	Expiration July 2013, Exercise Price $665.00
27	Baidu.com - ADR	12,879
	Expiration January 2014, Exercise Price $105.00
25	Baidu.com - ADR	5,575
	Expiration January 2014, Exercise Price $120.00
78	Barrick Gold Corporation	1,950
	Expiration January 2014, Exercise Price $35.00
43	Bed Bath & Beyond, Inc.	25,155
	Expiration August 2013, Exercise Price $65.00
78	Broadcom Corporation	28,470
	Expiration January 2014, Exercise Price $35.00
22	Caterpillar, Inc.	2,860
	Expiration January 2014, Exercise Price $100.00
97	Cirrus Logic, Inc.	5,820
	Expiration January 2014, Exercise Price $30.00
90	Citigroup, Inc.	96,750
	Expiration June 2013, Exercise Price $36.00

See accompanying notes to financial statements.

	The Collar Fund
PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2013

Contracts **	Security	Market Value
51	Coach, Inc.	$ 35,547
	Expiration January 2014, Exercise Price $55.00
48	Devon Energy Corp.	13,200
	Expiration January 2014, Exercise Price $60.00
64	Dollar Tree, Inc.	37,120
	Expiration January 2014, Exercise Price $45.00
40	Entergy Corporation	16,400
	Expiration September 2013, Exercise Price $67.50
45	Equity Residential	1,125
	Expiration July 2013, Exercise Price $62.50
27	F5 Networks, Inc.	3,348
	Expiration January 2014, Exercise Price $110.00
76	Freeport-McMoRan Copper & Gold, Inc.	7,980
	Expiration January 2014, Exercise Price $37.00
56	Glaxosmithkline PLC ADR	28,560
	Expiration January 2014, Exercise Price $46.84
96	Guess?, Inc.	23,808
	Expiration January 2014, Exercise Price $28.80
35	Humana, Inc.	14,000
	Expiration January 2014, Exercise Price $80.00
47	Las Vegas Sands Corp.	23,970
	Expiration January 2014, Exercise Price $57.25
34	McDonald's Corp.	32,980
	Expiration June 2013, Exercise Price $92.50
67	MDC Holdings, Inc.	13,735
	Expiration September 2013, Exercise Price $41.00
59	Merck & Company, Inc.	16,579
	Expiration October 2013, Exercise Price $46.00
92	Microsoft Corporation	34,960
	Expiration January 2014, Exercise Price $30.00
57	Molson Coors Brewing Co.	26,790
	Expiration January 2014, Exercise Price $50.00
62	Newmont Mining Corp.	1,736
	Expiration January 2014, Exercise Price $50.00
99	Nuance Communications, Inc.	4,455
	Expiration January 2014, Exercise Price $27.00
33	Onyx Pharmaceuticals, Inc.	49,830
	Expiration January 2014, Exercise Price $90.00
77	Oracle Corporation	11,858
	Expiration January 2014, Exercise Price $35.00
77	Paychex Incorporated	19,250
	Expiration January 2014, Exercise Price $35.00
99	Peabody Energy Corp.	5,643
	Expiration January 2014, Exercise Price $28.00

See accompanying notes to financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2013

Contracts **	Security	Market Value
39	Royal Gold, Inc.	$ 7,410
	Expiration January 2014, Exercise Price $72.50
72	Seagate Technology PLC	12,744
	Expiration September 2013, Exercise Price $39.00
51	SINA Corp.	40,800
	Expiration January 2014, Exercise Price $575.00
73	SPDR	82,782
	Expiration December 2013, Exercise Price $152.00
50	SPDR	49,400
	Expiration December 2013, Exercise Price $154.00
449	SPDR	417,570
	Expiration December 2013, Exercise Price $155.00
50	SPDR	44,500
	Expiration December 2013, Exercise Price $155.00
47	Starbucks Corporation	23,735
	Expiration January 2014, Exercise Price $60.00
49	Teva Pharmaceuticals Industries Ltd.	343
	Expiration June 2013, Exercise Price $425.00
29	Time Warner Cable, Inc.	18,850
	Expiration January 2014, Exercise Price $92.50
39	Yum! Brands, Inc.	12,285
	Expiration January 2014, Exercise Price $72.50
	TOTAL CALL OPTIONS WRITTEN	$ 1,380,004
	(Proceeds $1,015,689) (a)

** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including call options written) is $21,464,668 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,104,637
	Unrealized Depreciation:	(2,102,581)
	Net Unrealized Appreciation:	$ 2,056

See accompanying notes to financial statements.

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013

Assets:
Investments in Securities at Market Value (identified cost $22,255,385)	22,846,728
Deposits with Broker	629,595
Receivable for Securities Sold	42,466
Receivable for Fund Shares Sold	13,450
Dividends and Interest Receivable	5,622
Total Assets	23,537,861

Liabilities:
Call Options Written, at value (proceeds $1,015,689)	1,380,004
Accrued Advisory Fee	20,116
Due to Custodian	18,825
Payable for Fund Shares Repurchased	14,664
Payable for Securities Purchased	15,052
Total Liabilities	1,448,661

Net Assets (Unlimited shares of no par value authorized;
2,091,890 shares of beneficial interest outstanding)	$22,089,200

Net Asset Value, Offering and Redemption Price Per Share
($22,089,200/ 2,091,890 shares of beneficial interest outstanding)	$ 10.56

Composition of Net Assets:
At April 30, 2013, Net Assets consisted of:
Paid-in-Capital	$22,279,514
Undistributed Net Investment Income	84,666
Accumulated Net Realized Loss on Investments	(502,008)
Net Unrealized Appreciation (Depreciation) on:
Investments	896,168
Options Purchased	(304,825)
Options Written	(364,315)
Net Assets	$22,089,200

See accompanying notes to financial statements.

The Collar Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2013

Investment Income:
Dividend Income (Less $1,232 Foreign Taxes Withholding)	$ 376,524

Expenses:
Investment Advisory Fees	291,197

Net Investment Income	85,327

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) From:
Investments	955,576
Options Purchased	648,207
Options Written	(822,837)
Net Realized Gain on Investments and Options Purchased and Written	780,946
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(388,939)
Options Purchased	846,246
Options Written	(564,970)
Net Change in Unrealized Depreciation on	(107,663)
Investment and Options Purchased and Written

Net Realized and Unrealized Gain on Investments	673,283

Net Increase in Net Assets Resulting From Operations	$ 758,610

See accompanying notes to financial statements.

The Collar Fund
STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2013

	Year	Year
	Ended	Ended
	April 30, 2013	April 30, 2012
Operations:
Net Investment Income	$ 85,327	$ 68,963
Net Realized Gain (Loss) on Investments and Options Purchased & Written	780,946	(969,807)
Net Change in Unrealized Depreciation on
Investments and Options Purchased & Written	(107,663)	(79,944)
Net Increase (Decrease) in Net Assets
Resulting From Operations	758,610	(980,788)

Distributions to Shareholders From:
Net Investment Income ($0.02 per share)	(60,502)	-
Net Realized Capital Gains ($0.35 per share)	-	(1,547,552)
Total Distributions to Shareholders	(60,502)	(1,547,552)

Beneficial Interest Transactions:

Proceeds from Shares Issued (120,101 & 703,422 shares, respectively)	1,236,356	7,404,379
Distributions Reinvested (5,235 & 136,597 shares, respectively)	53,924	1,383,729
Cost of Shares Redeemed (1,792,091 & 2,135,377 shares, respectively)	(18,427,489)	(22,251,404)
Total Beneficial Interest Transactions	(17,137,209)	(13,463,296)

Decrease in Net Assets	(16,439,101)	(15,991,636)

Net Assets:
Beginning of Year	38,528,301	54,519,937
End of Year *	$ 22,089,200	$ 38,528,301

* Includes Undistributed Net Investment Income	$ 84,666	$ 65,769

See accompanying notes to financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS
April 30, 2013

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

		Year Ended		Year Ended	Year Ended	Period Ended
		April 30, 2013		April 30, 2012	April 30, 2011	April 30, 2010**
Net Asset Value, Beginning of Period		$ 10.25		$ 10.79	$ 10.51	$ 10.00
	Increase (Decrease) From Operations:
	Net investment income (loss) (a)	0.03		0.02	(0.04)	(0.02)
	Net gain (loss) from securities
	(both realized and unrealized)	0.30		(0.21)	0.33	0.53
	Total from operations	0.33		(0.19)	0.29	0.51

	Less Distributions:
	From net investment income	(0.02)		-	-	-
	From net realized gains on investments	-		(0.35)	(0.01)	-
	Total Distributions	(0.02)		(0.35)	(0.01)	-

Net Asset Value, End of Period		$ 10.56	(f)	$ 10.25	$ 10.79	$ 10.51

Total Return (b)		3.35%		(1.72)%	2.72%	5.10%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 22,089		$ 38,528	$ 54,520	$ 28,609
	Ratios to average net assets (e):
	Expenses, net of fee waiver	0.95%		0.94%	0.94%	0.95%	(c)
	Expenses, before fee waiver	0.95%		0.95%	0.95%	0.95%	(c)

	Net investment income, net of fee waiver	0.28%		0.14%	(0.38)%	(0.20)%	(c)
	Portfolio turnover rate	81.70%		151.64%	101.33%	0.46%	(d)
__________

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividendsand capital gain distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized
(d)	Not Annualized
(e)	Does not include expenses of investment companies in which the Fund invests.
(f)

The NAV shown above differs from the traded NAV on April 30, 2013 due to financial statement rounding and/or financial statement adjustments. Total returns are calculated using the traded NAV on April 30, 2013.

**Fund commenced operations on June 29, 2009.

See accompanying notes to financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2013

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 10,536,231	$ -	$ -	$ 10,536,231
Exchange-Traded Funds	9,932,096			9,932,096
Purchased Put Options	764,862	-	-	764,862
Money Market Fund	1,613,539	-	-	1,613,539
Total	$ 22,846,728	$ -	$ -	$ 22,846,728

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 1,380,004	$ -	$ -	$ 1,380,004
Total	$ 1,380,004	$ -	$ -	$ 1,380,004

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

As of April 30, 2013, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk is as follows:

	Unrealized Gain/Loss	Realized Gain/Loss
Options Purchased	(304,825)	648,207
Options Written	(364,315)	(822,837)

Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the year ended April 30, 2013, the Adviser earned advisory fees of $291,197.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended April 30, 2013 amounted to $20,482,840 and $32,363,929, respectively.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

Transactions in option contracts written during the year ended April 30, 2013 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	5,216	$ 2,981,564
Options Written	3,215	1,193,565
Options Closed	(2,482)	(1,275,675)
Options Exercised	(241)	(110,564)
Options Expired	(2,883)	(1,773,201)
Outstanding at End of Period	2,825	$ 1,015,689

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2013 and April 30, 2012 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2013	April 30, 2012
Ordinary Income	$ 60,502	$ 1,547,552
Long-Term Capital Gain	-	-
	$ 60,502	$ 1,547,552

As of April 30, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$ 84,666	$ -	$ -	$ (239,218)	$ (37,818)	$ 2,056	$ (190,314)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and straddles.

At April 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Year Generated	Short-Term	Long-Term	Total	Expiration

4/30/2012	$ (239,218)	$ -	$ (239,218)	no expiration

TOTAL	$ (239,218)	$ -	$ (239,218)

Permanent book and tax differences, primarily attributable to the reclassification due to the adjustments for real estate investment trusts and adjustment for return of capital distributions from “C” Corporations, resulted in the reclassification for the period ended April 30, 2013 as follows: a decrease of $5,928 in undistributed net investment income and in accumulated net realized loss on investments.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact those amendments may have on the Fund’s financial statements.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust, (the “SPY”). The SPY is an exchange traded Fund and is registered under the 1940 Act, as an open-end management investment company.  The Fund may redeem its investment from the Trust at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the S&P 500 Index.  The financial statements of the SPY, including the portfolio of investments, can be found at the SPY website www.spdrs.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of April 30, 2013, the percentage of the Fund’s net assets invested in the Trust was 44.96%.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

The Collar Fund

We have audited the accompanying statement of assets and liabilities of The Collar Fund, a series of Northern Lights Fund Trust (the “Trust”), including the portfolio of investments, as of April 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 29, 2009 (commencement of operations) through April 30, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Collar Fund as of April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from June 29, 2009 through April 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 27, 2013

The Collar Fund

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl(1) 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (11 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen(1) 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	97	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund ( 2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor(1) 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	109

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	109	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

The Collar Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 201

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola***(1) 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004).	97	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

The Collar Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 201

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

1 Named in May 2, 2013 SEC Order.  See section titled Legal Proceedings in the SAI.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-526-5527.

4/30/13 – NLFT_v2

The Collar Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2013

As a shareholder of The Collar Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expense Paid During Period* 11/01/12 - 4/30/13
Actual
The Collar Fund	$1,000.00	1,009.42	$4.73
Hypothetical (5% return before expenses)
The Collar Fund	$1,000.00	$1,020.08	$4.76

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.95% multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

The Collar Fund

SUPPLEMENTAL INFORMATION

April 30, 2013 (Unaudited)

The Collar Fund (Adviser – Summit Portfolio Advisors, LLC ) *

In connection with the December 11 and 12, 2012 meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Summit Portfolio Advisors, LLC (the “Adviser”) and the Trust, on behalf of The Collar Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees discussed the nature, extent and quality of services provided to the shareholders of the Fund by the Adviser since the inception of the Fund and noted no reduction in the level of service provided to the Fund and no changes to the portfolio management team had been proposed in connection with this renewal.  They noted that there were no regulatory, compliance, or litigation issues reported to the Board.

Performance. The Board reviewed the Fund’s performance and noted that it had slightly underperformed its Morningstar category over the 1-year period and since inception and significantly underperformed its peer group over the same timeframes. The Board recognized that the only peer fund selected by the Adviser was a fund with nearly $7 billion in assets, while the Fund has less than $50 million in assets. The Board also took into account the fact that dollar cost averaging adversely affected the Fund’s ability to keep up with the peer fund while the Fund was initially attracting assets. The Board also recognized that the Fund is 100% hedged, which limits returns in an up market, and then discussed the Adviser’s strategy adjustment to address the impact on returns. Based on the Fund’s strategy and information provided by the Adviser regarding strategy adjustments, the Board concluded that the Adviser is positioned to improve performance.

Fees and Expenses. The Trustees reviewed the Fund’s management fee and expense ratio, and noted that the Fund was lower than the Morningstar category in both fees and expenses, but higher than its peer. The Board concluded that the peer fund’s lower fees and expenses were attributable to the fact that the peer fund was much larger than the Fund, allowing the peer fund to take advantage of economies of scale. The Board also noted that an expense cap on assets above $50 million is in place until January 1, 2013, but will not be renewed. After further discussion, the Board concluded that the fee and overall expense ratio were reasonable considering the size of the Fund and the fees charged by the peer fund and the funds in the Morningstar category.

Economies of Scale. The Board considered whether there are or will be economies of scale with respect to the management of the Fund and whether there is the potential for realization of any further economies of scale. The Board noted that the Adviser and the Board had previously estimated that economies of scale would be achieved at an asset level of $100 million, and had previously agreed upon a breakpoint at that level. The Board concluded that the breakpoint continues to be appropriate at $100 million.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Fund.  The Board also considered that the Adviser reported that no benefits were realized by the Adviser from other activities related to the Fund.  The Board concluded that, based on the profitability information provided by the Adviser, the Adviser realized a loss over the past 12 months.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

INVESTMENT ADVISOR

Summit Portfolio Advisors, LLC

P.O. Box 837

Denver, Colorado 80201

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

 The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $13,900

2012 - $13,900

(b)

Audit-Related Fees

2013 – None

2012 – None

(c)

Tax Fees

2013 – $3,100

2012 – $3,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $3,100

2012 - $3,100

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/13

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/13